RIGHT-OF-USE ASSET AND LEASE LIABILITY (Tables)	9 Months Ended
Jun. 30, 2024
Right-of-use Asset And Lease Liability
SCHEDULE OF BALANCE SHEET INFORMATION

Balance sheet information related to the Company’s leases is presented below:

Operating leases:	June 30, 2024	September 30, 2023
Operating right-of-use asset	$1,872,763	$—
Operating lease liability, current	352,281	—
Operating lease liability, long-term	1,618,510	—

SCHEDULE OF OTHER INFORMATION RELATED TO LEASES	The following provides details of the Company’s lease expense:
	Three Months Ended June 30,		Nine Months Ended June 30,
Lease cost:	2024	2023	2024	2023
Operating lease cost	$103,263	$—	$131,632	$—

SCHEDULE OF OTHER INFORMATION RELATED TO LEASES

Other information related to leases is presented below:

Cash paid for amounts included in the	Three Months Ended June 30,		Nine Months Ended June 30,
measurement of lease liabilities:	2024	2023	2024	2023
Operating cash outflows from operating leases	$33,605	$—	$33,605	$—

June 30, 2024
Weighted-average discount rate – operating lease	13.5%
Weighted-average remaining lease term – operating lease (in years)	7.3

SCHEDULE OF EXPECTED ANNUAL MINIMUM LEASE PAYMENTS

As of June 30, 2024, the expected annual minimum lease payments of the Company’s operating lease liabilities were as follows:

For the Years Ended September 30,
2024	$100,815
2025	339,411
2026	418,508
2027	428,971
2028	439,695
Thereafter	1,306,255
Total future minimum lease payments, undiscounted	3,033,655
Less: Imputed interest for leases in excess of one year	(1,062,864)
Present value of future minimum lease payments	1,970,791
Less: Current portion of lease liabilities	(352,281)
Total lease liabilities less current portion	$1,618,510